Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226

TrueShares Structured Outcome (November) ETF
(the “Fund”)

August 5, 2021

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information
dated April 30, 2021

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT A CHANGE TO THE FUND’S TICKER SYMBOL EFFECTIVE AUGUST 9, 2021, AS DESCRIBED BELOW.

Effective August 9, 2021, the Fund’s ticker symbol will change from “NVMZ” to “NOVZ”, as indicated below:

Current Ticker Symbol (through August 8, 2021)		New Ticker Symbol (effective August 9, 2021)
NVMZ	⇒	NOVZ

Please retain this supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.